Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Document Type	6-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 69,765	$ 78,917
Accounts receivable, net	217,931	227,542
Related party receivables	24,721	19,872
Inventories	177,112	175,291
Deferred tax assets	28,297	28,877
Other current assets	34,168	27,105
Total current assets	551,994	557,604
Property, plant and equipment, net	160,795	160,174
Goodwill	308,675	309,102
Other intangible assets, net	393,391	399,585
Deferred financing costs, net	16,784	17,483
Other long-term assets	3,742	3,732
Total assets	1,435,381	1,447,680
Current liabilities
Accounts payable	133,347	132,803
Current maturities of long-term debt	2,485	3,177
Related party payables	581	734
Accrued expenses and other current liabilities	106,695	115,453
Total current liabilities	243,108	252,167
Long-term debt, less current maturities	690,064	690,748
Pension and other post-retirement liabilities	119,421	120,093
Deferred tax liabilities	113,820	110,965
Other long-term liabilities	2,367	2,546
Total liabilities	1,168,780	1,176,519
Contingencies - Note 10
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(10,300)	(5,243)
Accumulated other comprehensive loss	(43,137)	(43,634)
Total shareholder's equity	266,601	271,161
Total liabilities and shareholder's equity	$ 1,435,381	$ 1,447,680

Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 245,857	$ 261,631
Cost of sales	198,625	194,634
Gross profit	47,232	66,997
Operating expenses
Selling and warehousing	(18,080)	(17,598)
General and administrative	(15,725)	(15,708)
Amortization of acquired intangible assets	(5,544)	(5,526)
Restructuring costs, net (Note 2)	(320)	4
Antitrust litigation costs (Note 10)	(24)	(530)
Operating income	7,539	27,639
Other expense
Interest expense, net (Note 9)	(13,455)	(13,868)
Miscellaneous, net	(1,331)	(1,524)
Income (loss) before income taxes	(7,247)	12,247
Income tax (expense) benefit	2,190	(5,394)
Net income (loss)	(5,057)	6,853
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(135)	2,731
Pension and OPEB liability, net of tax of ($391) and ($9,953)	632	15,438
Total other comprehensive income	497	18,169
Comprehensive income (loss)	$ (4,560)	$ 25,022

Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Tax related to Pension and OPEB liability	$ (391)	$ (9,953)

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (5,057)	$ 6,853
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	12,845	13,098
Amortization of deferred financing costs and debt issuance costs	774	733
Loss (gain) on sale of property, plant and equipment	14	(476)
Deferred income taxes	3,566	2,037
Other non-cash items, net	25	(267)
Changes in operating assets and liabilities:
Accounts receivable	9,557	(4,736)
Inventories	(1,808)	(3,036)
Other current assets	(7,128)	4,217
Accounts payable	757	12,087
Accrued expenses and other current liabilities	(9,375)	(15,251)
Other assets	6	320
Related party receivables, net	(5,002)	(496)
Other long-term liabilities	176	(3,195)
Net cash provided by (used in) operating activities	(650)	11,888
Cash flows from investing activities:
Capital expenditures	(7,284)	(10,728)
Proceeds from sale of property, plant and equipment	21	1,394
Net cash used in investing activities	(7,263)	(9,334)
Cash flows from financing activities:
Debt repayments	(1,452)	(825)
Net cash used in financing activities	(1,452)	(825)
Effect of exchange rate changes on cash	213	255
Net increase (decrease) in cash and cash equivalents	(9,152)	1,984
Cash and cash equivalents at beginning of period	78,917	67,697
Cash and cash equivalents at end of period	$ 69,765	$ 69,681

Condensed Consolidated Statements of Changes in Shareholder's Equity (Deficit) (Unaudited) (USD $) In Thousands	Total	Common Stock	Retained Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2011	$ 265,651	$ 320,000	$ (19,870)	$ (34,479)
Net income (loss)	6,853		6,853
Other comprehensive income, net of tax	18,169			18,169
Ending balance at Mar. 31, 2012	290,673	320,000	(13,017)	(16,310)
Beginning balance at Dec. 31, 2012	271,161	320,038	(5,243)	(43,634)
Net income (loss)	(5,057)		(5,057)
Other comprehensive income, net of tax	497			497
Ending balance at Mar. 31, 2013	$ 266,601	$ 320,038	$ (10,300)	$ (43,137)

General and Basis of Presentation	3 Months Ended
Mar. 31, 2013
General and Basis of Presentation [Abstract]
GENERAL AND BASIS OF PRESENTATION

NOTE 1 — GENERAL AND BASIS OF PRESENTATION

General

UCI Holdings Limited (“Holdings”), an entity domiciled in New Zealand, was incorporated on November 26, 2010 for the purpose of consummating the acquisition of UCI International, Inc., together with its subsidiaries, (“UCI International”). All operations of Holdings are conducted by United Components, Inc. (“UCI”) through its subsidiaries, which is a leading designer, manufacturer and distributor of a broad range of filtration products, fuel and cooling systems products and vehicle electronics. UCI manufactures and distributes vehicle parts, primarily servicing the vehicle replacement parts market in North America and Europe.

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements.

The financial statements for the three months ended March 31, 2013 and 2012 are unaudited. In the opinion of management, these financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations for such periods.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of the collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and other product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

These financial statements should be read in conjunction with the financial statements and notes thereto included in Holdings’ 2012 Annual Report on Form 20-F filed with the SEC on March 20, 2013.

Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial condition, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations.

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent either sells a part or all of its investment in a foreign entity. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial condition or results of operations of Holdings.

Restructuring Costs, Net	3 Months Ended
Mar. 31, 2013
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 2 — RESTRUCTURING COSTS, NET

During the three months ended March 31, 2013 and 2012, Holdings incurred costs related to various cost reduction activities which are reported in the statements of comprehensive income (loss) in “Restructuring costs, net.” The components of the restructuring costs, net are as follows (in millions):

	Three Months Ended March 31,
	2013	2012
Severance	$0.2	$0.4
Distribution footprint optimization	0.1	—
Gain on sale of land and building	—	(0.4)

	$0.3	$—

During the three months ended March 31, 2013, Holdings recorded severance of $0.2 million related to involuntary terminations of employees as part of cost reduction actions and business realignment and $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration business.

During the three months ended March 31, 2012, Holdings recorded severance costs of $0.4 million related to involuntary terminations of employees as part of other cost reduction actions and business realignment and recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the three months ended March 31, 2013 and 2012 (in millions):

	Severance Costs	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$0.9	$—	$2.2
Charges	0.2	—	0.1	0.3
Usage	(0.8)	(0.2)	(0.1)	(1.1)

Balance at March 31, 2013	$0.7	$0.7	$—	$1.4

Balance at December 31, 2011	$1.0	$—	$—	$1.0
Charges	0.4	—	(0.4)	—
Usage	(0.5)	—	0.4	(0.1)

Balance at March 31, 2012	$0.9	$—	$—	$0.9

The severance, pension curtailment and settlements and other restructuring related accruals are included in the interim unaudited condensed consolidated balance sheets in “Accrued expenses and other current liabilities.”

Sales of Receivables	3 Months Ended
Mar. 31, 2013
Sales of Receivables [Abstract]
SALES OF RECEIVABLES

NOTE 3 — SALES OF RECEIVABLES

Holdings has factoring agreements arranged by seven customers with eight banks. Under these agreements, Holdings has the ability to sell undivided interests in certain of its receivables to the banks which in turn have the right to sell an undivided interest to a financial institution or other third party. Holdings enters into these relationships at its discretion as part of its overall customer agreements and cash management activities. Pursuant to these agreements, $93.8 million and $84.2 million of receivables were sold during the three months ended March 31, 2013 and 2012, respectively.

If receivables had not been factored, $241.8 million and $218.1 million of additional receivables would have been outstanding at March 31, 2013 and December 31, 2012, respectively. Holdings retained no rights or interests in the receivables, and has no obligations with respect to the sold receivables. Holdings does not service the receivables after the sales.

The sales of receivables were accounted for as a sale and were removed from the balance sheet at the time of the sales. The costs of the sales were discounts deducted by the factoring companies and accounted for as a loss on sale. These costs were $1.3 million and $1.5 million for the three months ended March 31, 2013 and 2012, respectively, and are recorded in the interim unaudited condensed consolidated statements of comprehensive income (loss) in “Miscellaneous, net.”

Inventories	3 Months Ended
Mar. 31, 2013
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

The components of inventories were as follows (in millions):

	March 31, 2013	December 31, 2012
Raw materials	$60.8	$58.0
Work in process	29.2	30.0
Finished products	87.1	87.3

	$177.1	$175.3

Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

NOTE 5 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			March 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(47.8)	$(0.5)	$235.3
Trademarks	5 years	3 years	0.6	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0
Integrated
Software system	5 years	3 years	11.0	(4.3)	—	6.7

			$446.2	$(52.3)	$(0.5)	$393.4

The aggregate intangible amortization charged to the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million for both the three months ended March 31, 2013 and 2012.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$16.7	$1.6
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—

Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	March 31, 2013	December 31, 2012
Product returns	$45.0	$46.0
Rebates, credits and discounts due to customers	12.2	10.3
Insurance	10.7	9.2
Taxes payable	9.5	8.7
Vacation pay	4.8	4.4
Interest	4.7	13.2
Salaries and wages	3.5	2.6
Bonuses and profit sharing	2.7	5.7
Professional fees	1.5	3.2
Other	12.1	12.2

	$106.7	$115.5

Product Returns Liability	3 Months Ended
Mar. 31, 2013
Product Returns Liability and Contingencies [Abstract]
PRODUCT RETURNS LIABILITY

NOTE 7 — PRODUCT RETURNS LIABILITY

The liability for product returns is included in “Accrued expenses and other current liabilities.” This liability includes accruals for estimated parts returned under warranty and for parts returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from ongoing customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns. During the three months ended March 31, 2012, product returns reserves of $3.0 million related to a former customer were reduced, increasing net sales on the interim unaudited condensed consolidated statements of comprehensive income (loss).

Holdings’ management routinely monitors returns data and adjusts estimates based on this data.

Changes in Holdings’ product returns accrual were as follows (in millions):

	Three Months Ended March 31,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(11.2)	(14.9)
Reduction to sales, net of salvage	10.2	10.7

End of period	$45.0	$51.4

Pension	3 Months Ended
Mar. 31, 2013
Pension [Abstract]
PENSION

NOTE 8 — PENSION

The following are the components of net periodic pension expense (in millions):

	Three Months Ended March 31,
	2013	2012
Service cost	$0.2	$0.2
Interest cost	2.9	3.2
Expected return on plan assets	(4.0)	(3.9)
Amortization of prior service costs and unrecognized loss	1.0	—

	$0.1	$(0.5)

Effective March 15, 2012, certain defined benefit retirement plans were amended to freeze the plan benefits for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. The plan amendment resulted in a plan curtailment that reduced pension liabilities by $13.9 million. The $13.9 million ($8.6 million net of income taxes) was recorded as a reduction of the pension liability, net of tax component of net other comprehensive income.

Debt	3 Months Ended
Mar. 31, 2013
Debt [Abstract]
DEBT

NOTE 9 — DEBT

Debt is summarized as follows (in millions):

	March 31, 2013	December 31, 2012
Senior Secured Term Loan Facility	$292.6	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.8)	(0.9)

	692.6	693.9
Less:
Current maturities	2.5	3.2

Long-term debt	$690.1	$690.7

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, Inc. as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprising a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities were recorded as “Deferred Financing Costs” and are being amortized over the life of the Senior Secured Credit Facilities. At both March 31, 2013 and December 31, 2012, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $8.0 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.0 million. At March 31, 2013 and December 31, 2012, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities including, among other things, incurring debt, creating liens over assets, selling or acquiring assets and making restricted payments, in each case except as permitted under the Senior Secured Credit Facilities. Holdings and its subsidiaries also must comply with a minimum interest coverage ratio covenant and a maximum senior secured leverage ratio covenant. Holdings and its subsidiaries also have annual limitations on capital expenditures. In addition, there is an excess cash flow prepayment provision. Holdings is required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0. Holdings made a required $1.4 million prepayment in March 2013 based upon the excess cash flow calculation for the year ended December 31, 2012. This repayment has been applied to the scheduled quarterly amortization payments due March 31, 2013 and June 30, 2013. At March 31, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as “Deferred Financing Costs” and are being amortized over the life of the Senior Notes.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of March 31, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Short-term Borrowings

UCI International, Inc.’s Spanish subsidiary currently has secured local credit facilities. The Spanish local credit facilities consist of euro-denominated revolving credit facilities with borrowing limits totaling €2.3 million ($3.0 million at March 31, 2013). The Spanish local credit facilities are secured by certain accounts receivable related to the amounts financed. At March 31, 2013 and December 31, 2012, there were no borrowings outstanding under the Spanish local credit facilities.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, LP, a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on March 31, 2013 (in millions).

Remainder of 2013	$1.7
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$693.4

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). During the three months ended March 31, 2013, $0.3 million of interest was capitalized. No interest was capitalized during the three months ended March 31, 2012.

	Three Months Ended March 31,
	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.0	$4.1
Senior Notes	8.6	8.6
Other	0.1	0.4
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.3	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1

Total interest expense	13.5	13.9
Interest income	—	—

Interest expense, net	$13.5	$13.9

Contingencies	3 Months Ended
Mar. 31, 2013
Product Returns Liability and Contingencies [Abstract]
CONTINGENCIES

NOTE 10—CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in “Accrued expenses and other current liabilities.”

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites. One of these sites is a former facility in Edison, New Jersey (the “New Jersey Site”), where a state agency has ordered UCI International to continue with the monitoring and investigation of chlorinated solvent contamination. UCI International is analyzing what further investigation and remediation, if any, may be required at the New Jersey Site. UCI International is also responsible for a portion of chlorinated solvent contamination at a previously owned site in Solano County, California (the “California Site”), where UCI International, at the request of the regional water board, is investigating and analyzing the nature and extent of the contamination and is conducting some remediation. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.2 million accrued at March 31, 2013 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the results for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky (the “Kentucky Site”). UCI International estimates settlement costs at $0.1 million for this site. UCI International also retains responsibility for remediation activities at a former manufacturing site (the “Former Manufacturing Site”) for which remediation settlement costs are estimated to be $0.1 million. To date, the expenditures related to the Kentucky Site and the Former Manufacturing Sites have been immaterial. In addition, UCI International is party to a remedy plan for an EPA Superfund site in Mayville, Wisconsin (the “Wisconsin Site”) related to hazardous and other waste disposal. Based on the settlement agreement, UCI International estimates its settlement cost to be less than $0.1 million. UCI International anticipates that the majority of the $0.2 million reserved for settlement and remediation costs will be spent in the next year.

Antitrust Litigation

Starting in 2008, UCI and its wholly-owned subsidiary, Champion Laboratories, Inc., (“Champion”), were named as defendants in numerous antitrust complaints originally filed in courts around the country. The complaints alleged that several defendant filter manufacturers engaged in price fixing for aftermarket automotive filters in violation of Section 1 of the Sherman Act and/or state law. Some of these complaints were putative class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, from 1999 to the present. Others were putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants, from 1999 to the present. The complaints sought treble damages, an injunction against future violations, costs and attorney’s fees.

On March 8, 2012, Champion and two other defendants executed a settlement agreement with all plaintiffs to settle the remaining actions. On April 24, 2012, the court granted preliminary approval of the settlement and required $7.8 million to be paid to the trustee. On November 28, 2012, the court entered an order approving the settlement, certifying the settlement class and dismissing the action with prejudice. The period for appeal of this order expired on December 28, 2012, without any notice of appeal having been filed.

During the three months ended March 31, 2012, Holdings incurred post-trial costs of $0.5 million. These amounts are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in “Antitrust litigation costs.”

Value-added Tax Receivable

A wholly-owned Mexican subsidiary of Champion has outstanding receivables denominated in Mexican pesos in the amount of $2.2 million from the Mexican Department of Finance and Public Credit currently recorded in the interim unaudited condensed consolidated balance sheet as of March 31, 2013. The receivables relate to refunds of Mexican value-added tax, to which Champion believes it is entitled in the ordinary course of business. The local Mexican tax authorities have rejected the claims for these refunds, and the Mexican subsidiary commenced litigation in the regional federal administrative and tax courts to order the local tax authorities to process these refunds. In September 2012, the tax court found in favor of the Mexican subsidiary with respect to the largest of the three claims ruling that the Mexican subsidiary is entitled to a refund of approximately $2.2 million (27.0 million Mexican pesos). The Mexican tax authorities did not appeal the ruling and a refund is expected in 2013. There are also claims totaling $0.3 million (3.7 million Mexican pesos) pending final rulings by the tax courts. Champion’s Mexican subsidiary received a letter dated April 9, 2013 giving notification that the tax court had agreed to refund claims totaling $0.3 million (3.7 million Mexican pesos). On April 25, 2013, a refund payment was received totaling $0.7 million (8.2 million Mexican pesos) including interest and inflation of $0.3 million (3.3 million Mexican pesos) and $0.1 million (1.2 million Mexican pesos), respectively. Due to uncertainties surrounding the collectability of the remaining claims no adjustment had been made to the refund receivable as of March 31, 2013.

Product Recall

During the year ended December 31, 2012, Holdings recalled certain defective products manufactured by Holdings’ Chinese operations and distributed by Holdings’ Spanish subsidiary. During the year ended December 31, 2012, Holdings recorded estimated costs of $1.2 million. In the three months ended March 31, 2013, Holdings recorded no additional provision for this matter. As of March 31, 2013, Holdings had paid $0.5 million of costs related to this matter and a remaining accrual of $0.7 million is recorded in the interim unaudited condensed consolidated balance sheets. Due to the uncertainties inherent in this matter, the estimates are subject to change, which could be significant. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. As of the date of this report, Holdings has confirmed that claims totaling $0.5 million are in the process of being reimbursed under our insurance coverage and are expected to be reimbursed in May 2013. At this point, no insurance recovery has been recorded.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings’ management believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on Holdings’ financial condition, results of operations or cash flows.

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time, Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the three months ended March 31, 2013 and 2012, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Rank Group Limited (“Rank Group”);

•	Autoparts Holdings Limited (“Autoparts Holdings”) the parent of FRAM Group; and

•	Reynolds Group Holdings Limited.

	Transaction values		Balance outstanding as of
In millions	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012	March 31, 2013	December 31, 2012
Related Party Receivables
Autoparts Holdings
Recharges of services (a)	$4.1	$2.5	$4.3	$2.7
Joint services agreement (b)	1.5	1.3	1.5	0.6
Sale of goods (c)	19.6	6.0	19.5	17.3
Purchase of goods (c)	(0.4)	(0.1)	(0.6)	(0.7)

Related Party Payables
Rank Group
Recharges for professional services (d)	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.2	—	0.3	—
Autoparts Holdings
Purchase of goods (c)	0.6	0.2	0.3	0.7

(a)	During the three months ended March 31, 2013 and 2012, Holdings incurred total costs of $8.9 million and $5.7 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs mainly professional fees for various cost saving projects and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs. The amounts of the recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2012 for an additional one year period. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

During the three months ended March 31, 2013 and 2012, Champion purchased from FRAM Group certain materials and component parts used in the manufacturing of products by Champion for FRAM Group.

As of March 31, 2013, Holdings had a net payable to FRAM Group related to ongoing operations with FRAM Group for activity during the three months ended March 31, 2013. These amounts are to be repaid in the normal course of business.

(d)	During the three months ended March 31, 2012, Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	During the three months ended March 31, 2013 and 2012, a subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.

Geographic Information	3 Months Ended
Mar. 31, 2013
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended March 31,
	2013	2012
United States	$207.7	$222.6
Canada	7.7	7.6
Mexico	5.6	6.4
United Kingdom	4.2	4.2
France	4.0	3.6
Germany	2.4	2.1
China	1.8	1.5
Spain	1.8	1.3
Other	10.6	12.3

	$245.8	$261.6

Net long-lived assets by country were as follows (in millions):

	March 31, 2013	December 31, 2012
United States	$807.4	$812.7
China	45.0	45.1
Spain	19.6	20.5
Mexico	10.7	10.8
Other	0.7	1.0

	$883.4	$890.1

Fair Value Accounting	3 Months Ended
Mar. 31, 2013
Fair Value Accounting [Abstract]
FAIR VALUE ACCOUNTING

NOTE 13 — FAIR VALUE ACCOUNTING

The accounting guidance on fair value measurements uses the term “inputs” to broadly refer to the assumptions used in estimating fair values. It distinguishes between (i) assumptions based on market data obtained from independent third party sources (“observable inputs”) and (ii) Holdings’ assumptions based on the best information available (“unobservable inputs”). The accounting guidance requires that fair value valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy consists of the three broad levels listed below. The highest priority is given to Level 1, and the lowest is given to Level 3.

Level 1 —	Quoted market prices in active markets for identical assets or liabilities

Level 2 —	Inputs other than Level 1 inputs that are either directly or indirectly observable

Level 3 —	Unobservable inputs developed using Holdings’ estimates and assumptions, which reflect those that market participants would use when valuing an asset or liability

The determination of where an asset or liability falls in the hierarchy requires significant judgment.

Assets measured at fair value on a non-recurring basis

During the three months ended March 31, 2013 and 2012, no assets were adjusted to their fair values on a non-recurring basis.

Fair value of financial instruments

Cash and cash equivalents - The carrying amount of cash equivalents approximates fair value because the original maturity was less than 90 days.

Trade accounts receivable - The carrying amount of trade receivables approximates fair value because of their short outstanding terms.

Trade accounts payable - The carrying amount of trade payables approximates fair value because of their short outstanding terms.

Long-term debt—The fair value of the Senior Notes was $414.5 million and $399.0 million at March 31, 2013 and December 31, 2012, respectively. The estimated fair value of these notes was based on recent trades, as reported by a third party bond pricing service. Due to the infrequency of trades of these notes, these inputs are considered to be Level 2 inputs.

The fair value of the Senior Secured Term Loan Facility was $294.0 million and $296.2 million at March 31, 2013 and December 31, 2012, respectively. The estimated fair value of borrowings under the Senior Secured Term Loan Facility was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

Due to recently entering into the economic development loan in September 2012, the fair value of the loan was $0.5 million at both March 31, 2013 and December 31, 2012.

Other Information	3 Months Ended
Mar. 31, 2013
Other Information [Abstract]
OTHER INFORMATION

NOTE 14 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended March 31,
	2013	2012
Interest	$21.5	$21.8
Income taxes (net of refunds)	$0.5	$2.3

Foreign cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at March 31, 2013 and 2012, were uninsured. Non-U.S. cash balances at March 31, 2013 and December 31, 2012 were $9.9 million and $12.4 million, respectively.

Income tax matters

Holdings recorded an income tax benefit of $2.2 million, or a 30.1% effective tax rate, during the three months ended March 31, 2013, on a pre-tax loss of $7.3 million. The effective tax rate of 30.1% differs from the U.S. federal statutory rate principally due to an increase for a benefit from permanent manufacturing deductions and reduced by provision of U.S. deferred income tax expense on undistributed earnings of our Spanish subsidiary.

Holdings recorded income tax expense of $5.4 million, or a 44.0% effective tax rate, during the three months ended March 31, 2012, on pre-tax income of $12.2 million. The effective tax rate for the three months ended March 31, 2012 differs from the U.S. statutory rate primarily due to U.S. deferred income tax expense on undistributed earnings of our Spanish subsidiary, flat taxes on one of Holdings Mexican subsidiaries and state income taxes. The Mexican subsidiary records its income tax provision at the greater of a Mexican flat tax or taxes on taxable income at the Mexican statutory rate, which is in compliance with Mexican tax law.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, accounted for 29.1% and 33.0% of total net sales in the three months ended March 31, 2013 and 2012, respectively. No other customer accounted for more than 10% of total net sales for the three months ended March 31, 2013 and 2012. At March 31, 2013 and December 31, 2012, the receivable balances from AutoZone were $116.6 million and $140.8 million, respectively.

Capital stock

At both March 31, 2013 and December 31, 2012, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.

Guarantor and Non-Guarantor Financial Statements	3 Months Ended
Mar. 31, 2013
Guarantor and Non-Guarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

NOTE 15 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 9.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes, (c) certain of the domestic subsidiaries, which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the foreign subsidiaries and certain domestic subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$69,765	$—	$1	$37,548	$22,299	$9,917
Intercompany receivables - current	—	(208,538)	—	170,592	21,213	16,733
Accounts receivable, net	217,931	—	—	—	198,036	19,895
Related party receivables	24,721	—	—	—	24,721	—
Inventories	177,112	—	—	—	147,341	29,771
Deferred tax assets	28,297	—	—	1,447	25,673	1,177
Other current assets	34,168	—	—	504	25,446	8,218

Total current assets	551,994	(208,538)	1	210,091	464,729	85,711
Property, plant and equipment, net	160,795	—	—	—	119,642	41,153
Investment in subsidiaries	—	(1,087,470)	266,616	726,065	94,789	—
Goodwill	308,675	—	—	—	278,825	29,850
Other intangible assets, net	393,391	—	—	—	385,912	7,479
Intercompany receivables - non-current	—	(8,591)	—	—	8,591	—
Deferred financing costs, net	16,784	—	—	16,784	—	—
Other long-term assets	3,742	—	—	—	3,123	619

Total assets	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$133,347	$—	$—	$—	$109,828	$23,519
Current maturities of long-term debt	2,485	—	—	2,314	166	5
Related party payables	581	—	15	—	202	364
Intercompany payables - current	—	(208,538)	—	—	188,408	20,130
Accrued expenses and other current liabilities	106,695	—	1	5,605	90,839	10,250

Total current liabilities	243,108	(208,538)	16	7,919	389,443	54,268
Long-term debt, less current maturities	690,064	—	—	689,404	626	34
Pension and other post-retirement liabilities	119,421	—	—	—	118,829	592
Deferred tax liabilities	113,820	—	—	(10,999)	119,293	5,526
Intercompany payables - non-current	—	(8,591)	—	—	—	8,591
Other long-term liabilities	2,367	—	—	—	1,355	1,012
Total shareholder’s equity (deficit)	266,601	(1,087,470)	266,601	266,616	726,065	94,789

Total liabilities and shareholder’s equity (deficit)	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$245,857	$(27,988)	$—	$—	$232,453	$41,392
Cost of sales	198,625	(27,988)	—	—	189,415	37,198

Gross profit	47,232	—	—	—	43,038	4,194
Operating expenses
Selling and warehousing	(18,080)	—	—	—	(16,509)	(1,571)
General and administrative	(15,725)	—	—	(5,002)	(9,335)	(1,388)
Amortization of acquired intangible assets	(5,544)	—	—	—	(5,310)	(234)
Restructuring costs, net	(320)	—	—	—	(44)	(276)
Antitrust litigation costs	(24)	—	—	—	(24)	—

Operating income (loss)	7,539	—	—	(5,002)	11,816	725
Other expense
Interest expense, net	(13,455)	—	—	(13,482)	(4)	31
Intercompany interest	—	—	—	5,568	(5,489)	(79)
Miscellaneous, net	(1,331)	—	1	—	(1,328)	(4)

Income (loss) before income taxes	(7,247)	—	1	(12,916)	4,995	673
Income tax (expense) benefit	2,190	—	—	4,711	(1,995)	(526)

Net income (loss) before equity in earnings of subsidiaries	(5,057)	—	1	(8,205)	3,000	147
Equity in earnings of subsidiaries	—	1,764	(5,058)	3,147	147	—

Net income (loss)	$(5,057)	$1,764	$(5,057)	$(5,058)	$3,147	$147

Comprehensive income (loss)	$(4,560)	$(3,955)	$300	$(4,561)	$3,644	$12

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended March 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$261,631	$(29,753)	$—	$—	$249,734	$41,650
Cost of sales	194,634	(29,753)	—	—	187,979	36,408

Gross profit	66,997	—	—	—	61,755	5,242
Operating expenses
Selling and warehousing	(17,598)	—	—	—	(15,775)	(1,823)
General and administrative	(15,708)	—	(8)	(3,171)	(11,478)	(1,051)
Amortization of acquired intangible assets	(5,526)	—	—	—	(5,295)	(231)
Restructuring costs, net	4	—	—	—	(406)	410
Antitrust litigation costs	(530)	—	—	—	(530)	—

Operating income (loss)	27,639	—	(8)	(3,171)	28,271	2,547
Other expense
Interest expense, net	(13,868)	—	—	(13,838)	(16)	(14)
Intercompany interest	—	—	—	5,568	(5,479)	(89)
Miscellaneous, net	(1,524)	—	—	—	(1,524)	—

Income (loss) before income taxes	12,247	—	(8)	(11,441)	21,252	2,444
Income tax (expense) benefit	(5,394)	—	—	4,010	(8,347)	(1,057)

Net income (loss) before equity in earnings of subsidiaries	6,853	—	(8)	(7,431)	12,905	1,387
Equity in earnings of subsidiaries	—	(22,540)	6,861	14,292	1,387	—

Net income (loss)	$6,853	$(22,540)	$6,853	$6,861	$14,292	$1,387

Comprehensive income (loss)	$25,022	$(81,211)	$44,624	$25,030	$32,461	$4,118

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(650)	$—	$—	$(22,581)	$23,884	$(1,953)

Cash flows from investing activities:
Capital expenditures	(7,284)	—	—	—	(6,504)	(780)
Proceeds from sale of property, plant and equipment	21	—	—	—	—	21

Net cash used in investing activities	(7,263)	—	—	—	(6,504)	(759)
Cash flows from financing activities:
Debt repayments	(1,452)	—	—	(1,436)	(16)	—
Change in intercompany indebtedness	—	—	—	—	14	(14)

Net cash provided by (used in) financing activities	(1,452)	—	—	(1,436)	(2)	(14)
Effect of exchange rate changes on cash	213	—	—	—	—	213

Net increase (decrease) in cash and cash equivalents	(9,152)	—	—	(24,017)	17,378	(2,513)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$69,765	$—	$1	$37,548	$22,299	$9,917

Condensed Consolidating Statement of Cash Flow

Three Months Ended March 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$11,888	$—	$—	$(16,861)	$25,137	$3,612

Cash flows from investing activities:
Capital expenditures	(10,728)	—	—	—	(9,445)	(1,283)
Proceeds from sale of property, plant and equipment	1,394	—	—	—	2	1,392

Net cash provided by (used in) investing activities	(9,334)	—	—	—	(9,443)	109
Cash flows from financing activities:
Debt repayments	(825)	—	—	(750)	(75)	—
Change in intercompany indebtedness	—	—	—	51,211	(48,353)	(2,858)

Net cash provided by (used in) financing activities	(825)	—	—	50,461	(48,428)	(2,858)
Effect of exchange rate changes on cash	255	—	—	—	—	255

Net increase (decrease) in cash and cash equivalents	1,984	—	—	33,600	(32,734)	1,118
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$69,681	$—	$—	$33,616	$22,841	$13,224

General and Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2013
General and Basis of Presentation [Abstract]
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2013, Holdings adopted changes issued by the FASB regarding testing indefinite-lived intangible assets for impairment in connection with annual and interim impairment tests. The revised guidance allows an entity testing indefinite-lived intangible assets for impairment the option to first use qualitative factors to determine whether it is more likely than not (a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test. The adoption of these changes did not have a material impact on the financial condition, results of operations or cash flows of Holdings.

On January 1, 2013, Holdings adopted changes issued by the FASB intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. Among other things, an entity is required to present either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. However, an entity would not need to show the income statement line item affected for certain components that are not required to be reclassified in their entirety to net income, such as amounts amortized into net periodic pension cost. The implementation of the new disclosure requirement did not have a material impact on Holdings’ financial position or results of operations.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In March 2013, the FASB issued clarifying guidance on the accounting for the release of the cumulative translation adjustment when a parent either sells a part or all of its investment in a foreign entity. This guidance is effective prospectively for annual reporting periods beginning on or after January 1, 2014, and the interim periods within those annual periods. Management does not expect the adoption of this guidance to have a material impact on the financial condition or results of operations of Holdings.

Restructuring Costs, Net (Tables)	3 Months Ended
Mar. 31, 2013
Restructuring Costs, Net [Abstract]
Components of restructuring gains (costs), net

	Three Months Ended March 31,
	2013	2012
Severance	$0.2	$0.4
Distribution footprint optimization	0.1	—
Gain on sale of land and building	—	(0.4)

	$0.3	$—

Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment

	Severance Costs	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2012	$1.3	$0.9	$—	$2.2
Charges	0.2	—	0.1	0.3
Usage	(0.8)	(0.2)	(0.1)	(1.1)

Balance at March 31, 2013	$0.7	$0.7	$—	$1.4

Balance at December 31, 2011	$1.0	$—	$—	$1.0
Charges	0.4	—	(0.4)	—
Usage	(0.5)	—	0.4	(0.1)

Balance at March 31, 2012	$0.9	$—	$—	$0.9

Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Components of inventories

	March 31, 2013	December 31, 2012
Raw materials	$60.8	$58.0
Work in process	29.2	30.0
Finished products	87.1	87.3

	$177.1	$175.3

Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Other Intangible Assets [Abstract]
Components of other intangible assets

			March 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(47.8)	$(0.5)	$235.3
Trademarks	5 years	3 years	0.6	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0
Integrated
Software system	5 years	3 years	11.0	(4.3)	—	6.7

			$446.2	$(52.3)	$(0.5)	$393.4

Estimated amortization expense related to acquired intangible assets and the integrated software system

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$16.7	$1.6
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—

Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	March 31, 2013	December 31, 2012
Product returns	$45.0	$46.0
Rebates, credits and discounts due to customers	12.2	10.3
Insurance	10.7	9.2
Taxes payable	9.5	8.7
Vacation pay	4.8	4.4
Interest	4.7	13.2
Salaries and wages	3.5	2.6
Bonuses and profit sharing	2.7	5.7
Professional fees	1.5	3.2
Other	12.1	12.2

	$106.7	$115.5

Product Returns Liability (Tables)	3 Months Ended
Mar. 31, 2013
Product Returns Liability and Contingencies [Abstract]
Changes in Holdings' product returns accrual

	Three Months Ended March 31,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(11.2)	(14.9)
Reduction to sales, net of salvage	10.2	10.7

End of period	$45.0	$51.4

Pension (Tables)	3 Months Ended
Mar. 31, 2013
Pension [Abstract]
Component of net periodic pension expense

	Three Months Ended March 31,
	2013	2012
Service cost	$0.2	$0.2
Interest cost	2.9	3.2
Expected return on plan assets	(4.0)	(3.9)
Amortization of prior service costs and unrecognized loss	1.0	—

	$0.1	$(0.5)

Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt [Abstract]
Summarized debt

	March 31, 2013	December 31, 2012
Senior Secured Term Loan Facility	$292.6	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.8)	(0.9)

	692.6	693.9
Less:
Current maturities	2.5	3.2

Long-term debt	$690.1	$690.7

Schedule of future repayments of debt outstanding

Remainder of 2013	$1.7
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$693.4

Summary of net interest expense

	Three Months Ended March 31,
	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.0	$4.1
Senior Notes	8.6	8.6
Other	0.1	0.4
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3
Senior Notes	0.3	0.3
Senior Secured Revolving Credit Facility	0.1	0.1
Original issue discounts	0.1	0.1

Total interest expense	13.5	13.9
Interest income	—	—

Interest expense, net	$13.5	$13.9

Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Nature and amounts of the transactions entered into with related parties

	Transaction values		Balance outstanding as of
In millions	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012	March 31, 2013	December 31, 2012
Related Party Receivables
Autoparts Holdings
Recharges of services (a)	$4.1	$2.5	$4.3	$2.7
Joint services agreement (b)	1.5	1.3	1.5	0.6
Sale of goods (c)	19.6	6.0	19.5	17.3
Purchase of goods (c)	(0.4)	(0.1)	(0.6)	(0.7)

Related Party Payables
Rank Group
Recharges for professional services (d)	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.2	—	0.3	—
Autoparts Holdings
Purchase of goods (c)	0.6	0.2	0.3	0.7

(a)	During the three months ended March 31, 2013 and 2012, Holdings incurred total costs of $8.9 million and $5.7 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs mainly professional fees for various cost saving projects and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs. The amounts of the recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2012 for an additional one year period. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

During the three months ended March 31, 2013 and 2012, Champion purchased from FRAM Group certain materials and component parts used in the manufacturing of products by Champion for FRAM Group.

As of March 31, 2013, Holdings had a net payable to FRAM Group related to ongoing operations with FRAM Group for activity during the three months ended March 31, 2013. These amounts are to be repaid in the normal course of business.

(d)	During the three months ended March 31, 2012, Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	During the three months ended March 31, 2013 and 2012, a subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.

Geographic Information (Tables)	3 Months Ended
Mar. 31, 2013
Geographic Information [Abstract]
Net sales by region

	Three Months Ended March 31,
	2013	2012
United States	$207.7	$222.6
Canada	7.7	7.6
Mexico	5.6	6.4
United Kingdom	4.2	4.2
France	4.0	3.6
Germany	2.4	2.1
China	1.8	1.5
Spain	1.8	1.3
Other	10.6	12.3

	$245.8	$261.6

Net long-lived assets by region

	March 31, 2013	December 31, 2012
United States	$807.4	$812.7
China	45.0	45.1
Spain	19.6	20.5
Mexico	10.7	10.8
Other	0.7	1.0

	$883.4	$890.1

Other Information (Tables)	3 Months Ended
Mar. 31, 2013
Other Information [Abstract]
Cash payments for interest and income taxes (net of refunds)

	Three Months Ended March 31,
	2013	2012
Interest	$21.5	$21.8
Income taxes (net of refunds)	$0.5	$2.3

Guarantor and Non-Guarantor Financial Statements (Tables)	3 Months Ended
Mar. 31, 2013
Guarantor and Non-Guarantor Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$69,765	$—	$1	$37,548	$22,299	$9,917
Intercompany receivables - current	—	(208,538)	—	170,592	21,213	16,733
Accounts receivable, net	217,931	—	—	—	198,036	19,895
Related party receivables	24,721	—	—	—	24,721	—
Inventories	177,112	—	—	—	147,341	29,771
Deferred tax assets	28,297	—	—	1,447	25,673	1,177
Other current assets	34,168	—	—	504	25,446	8,218

Total current assets	551,994	(208,538)	1	210,091	464,729	85,711
Property, plant and equipment, net	160,795	—	—	—	119,642	41,153
Investment in subsidiaries	—	(1,087,470)	266,616	726,065	94,789	—
Goodwill	308,675	—	—	—	278,825	29,850
Other intangible assets, net	393,391	—	—	—	385,912	7,479
Intercompany receivables - non-current	—	(8,591)	—	—	8,591	—
Deferred financing costs, net	16,784	—	—	16,784	—	—
Other long-term assets	3,742	—	—	—	3,123	619

Total assets	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$133,347	$—	$—	$—	$109,828	$23,519
Current maturities of long-term debt	2,485	—	—	2,314	166	5
Related party payables	581	—	15	—	202	364
Intercompany payables - current	—	(208,538)	—	—	188,408	20,130
Accrued expenses and other current liabilities	106,695	—	1	5,605	90,839	10,250

Total current liabilities	243,108	(208,538)	16	7,919	389,443	54,268
Long-term debt, less current maturities	690,064	—	—	689,404	626	34
Pension and other post-retirement liabilities	119,421	—	—	—	118,829	592
Deferred tax liabilities	113,820	—	—	(10,999)	119,293	5,526
Intercompany payables - non-current	—	(8,591)	—	—	—	8,591
Other long-term liabilities	2,367	—	—	—	1,355	1,012
Total shareholder’s equity (deficit)	266,601	(1,087,470)	266,601	266,616	726,065	94,789

Total liabilities and shareholder’s equity (deficit)	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$245,857	$(27,988)	$—	$—	$232,453	$41,392
Cost of sales	198,625	(27,988)	—	—	189,415	37,198

Gross profit	47,232	—	—	—	43,038	4,194
Operating expenses
Selling and warehousing	(18,080)	—	—	—	(16,509)	(1,571)
General and administrative	(15,725)	—	—	(5,002)	(9,335)	(1,388)
Amortization of acquired intangible assets	(5,544)	—	—	—	(5,310)	(234)
Restructuring costs, net	(320)	—	—	—	(44)	(276)
Antitrust litigation costs	(24)	—	—	—	(24)	—

Operating income (loss)	7,539	—	—	(5,002)	11,816	725
Other expense
Interest expense, net	(13,455)	—	—	(13,482)	(4)	31
Intercompany interest	—	—	—	5,568	(5,489)	(79)
Miscellaneous, net	(1,331)	—	1	—	(1,328)	(4)

Income (loss) before income taxes	(7,247)	—	1	(12,916)	4,995	673
Income tax (expense) benefit	2,190	—	—	4,711	(1,995)	(526)

Net income (loss) before equity in earnings of subsidiaries	(5,057)	—	1	(8,205)	3,000	147
Equity in earnings of subsidiaries	—	1,764	(5,058)	3,147	147	—

Net income (loss)	$(5,057)	$1,764	$(5,057)	$(5,058)	$3,147	$147

Comprehensive income (loss)	$(4,560)	$(3,955)	$300	$(4,561)	$3,644	$12

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$261,631	$(29,753)	$—	$—	$249,734	$41,650
Cost of sales	194,634	(29,753)	—	—	187,979	36,408

Gross profit	66,997	—	—	—	61,755	5,242
Operating expenses
Selling and warehousing	(17,598)	—	—	—	(15,775)	(1,823)
General and administrative	(15,708)	—	(8)	(3,171)	(11,478)	(1,051)
Amortization of acquired intangible assets	(5,526)	—	—	—	(5,295)	(231)
Restructuring costs, net	4	—	—	—	(406)	410
Antitrust litigation costs	(530)	—	—	—	(530)	—

Operating income (loss)	27,639	—	(8)	(3,171)	28,271	2,547
Other expense
Interest expense, net	(13,868)	—	—	(13,838)	(16)	(14)
Intercompany interest	—	—	—	5,568	(5,479)	(89)
Miscellaneous, net	(1,524)	—	—	—	(1,524)	—

Income (loss) before income taxes	12,247	—	(8)	(11,441)	21,252	2,444
Income tax (expense) benefit	(5,394)	—	—	4,010	(8,347)	(1,057)

Net income (loss) before equity in earnings of subsidiaries	6,853	—	(8)	(7,431)	12,905	1,387
Equity in earnings of subsidiaries	—	(22,540)	6,861	14,292	1,387	—

Net income (loss)	$6,853	$(22,540)	$6,853	$6,861	$14,292	$1,387

Comprehensive income (loss)	$25,022	$(81,211)	$44,624	$25,030	$32,461	$4,118

Condensed Consolidating Statement of Cash Flow

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(650)	$—	$—	$(22,581)	$23,884	$(1,953)

Cash flows from investing activities:
Capital expenditures	(7,284)	—	—	—	(6,504)	(780)
Proceeds from sale of property, plant and equipment	21	—	—	—	—	21

Net cash used in investing activities	(7,263)	—	—	—	(6,504)	(759)
Cash flows from financing activities:
Debt repayments	(1,452)	—	—	(1,436)	(16)	—
Change in intercompany indebtedness	—	—	—	—	14	(14)

Net cash provided by (used in) financing activities	(1,452)	—	—	(1,436)	(2)	(14)
Effect of exchange rate changes on cash	213	—	—	—	—	213

Net increase (decrease) in cash and cash equivalents	(9,152)	—	—	(24,017)	17,378	(2,513)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$69,765	$—	$1	$37,548	$22,299	$9,917

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$11,888	$—	$—	$(16,861)	$25,137	$3,612

Cash flows from investing activities:
Capital expenditures	(10,728)	—	—	—	(9,445)	(1,283)
Proceeds from sale of property, plant and equipment	1,394	—	—	—	2	1,392

Net cash provided by (used in) investing activities	(9,334)	—	—	—	(9,443)	109
Cash flows from financing activities:
Debt repayments	(825)	—	—	(750)	(75)	—
Change in intercompany indebtedness	—	—	—	51,211	(48,353)	(2,858)

Net cash provided by (used in) financing activities	(825)	—	—	50,461	(48,428)	(2,858)
Effect of exchange rate changes on cash	255	—	—	—	—	255

Net increase (decrease) in cash and cash equivalents	1,984	—	—	33,600	(32,734)	1,118
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$69,681	$—	$—	$33,616	$22,841	$13,224

General and Basis of Presentation (Details)	3 Months Ended
Mar. 31, 2013
General and Basis of Presentation (Textual) [Abstract]
Minimum Likelihood To impair Indefinite Lived Intangible Asset	50.00%

Restructuring Costs, Net (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components of restructuring gains (costs), net
Severance	$ 200,000	$ 400,000
Distribution footprint optimization	100,000
Gains on sale of land and buildings		(400,000)
Total Restructuring Charges	$ 320,000	$ (4,000)

Restructuring Costs, Net (Details 1) (USD $)	3 Months Ended							3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Severance Costs [Member]	Mar. 31, 2012 Severance Costs [Member]	Mar. 31, 2013 Pension Curtailment and Settlements [Member]	Mar. 31, 2012 Pension Curtailment and Settlements [Member]	Dec. 31, 2011 Pension Curtailment and Settlements [Member]	Mar. 31, 2013 Other [Member]	Mar. 31, 2012 Other [Member]
Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment
Beginning Balance	$ 2,200,000	$ 1,000,000	$ 1,300,000	$ 1,000,000	$ 900,000
Charges	320,000	(4,000)	200,000	400,000				100,000	(400,000)
Usage	(1,100,000)	(100,000)	(800,000)	(500,000)	(200,000)			(100,000)	400,000
Ending Balance	$ 1,400,000	$ 900,000	$ 700,000	$ 900,000	$ 700,000

Restructuring Costs, Net (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Costs, Net (Textual) [Abstract]
Severance costs	$ 0.2	$ 0.4
Lease termination and asset retirement obligation costs	0.1
Gain on sale of idle manufacturing facility		$ 0.4

Sales of Receivables (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 Bank Customer	Mar. 31, 2012	Dec. 31, 2012
Sales of Receivables (Additional Textual) [Abstract]
Number of customers	7
Number of banks	8
Amount of receivables sold through factoring arrangements	$ 93.8	$ 84.2
Amount of additional outstanding receivables of factoring arrangements	241.8		218.1
Discount on receivables sold through factoring arrangements	$ 1.3	$ 1.5

Inventories (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Components of inventories
Raw materials	$ 60,800,000	$ 58,000,000
Work in process	29,200,000	30,000,000
Finished products	87,100,000	87,300,000
Inventory, Net, Total	$ 177,112,000	$ 175,291,000

Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Components of other intangible assets
Gross	$ 446.2
Accumulated Amortization	(52.3)
Effect of Foreign Currency	(0.5)
Net	393.4
Customer relationships [Member]
Components of other intangible assets
Weighted Average Remaining Life	11 years
Other intangible assets, finite lived, gross	283.6
Accumulated Amortization	(47.8)
Effect of Foreign Currency	(0.5)
Net	235.3
Customer relationships [Member] | Maximum [Member]
Components of other intangible assets
Amortizable Life	15 years
Customer relationships [Member] | Minimum [Member]
Components of other intangible assets
Amortizable Life	10 years
Trademarks [Member]
Components of other intangible assets
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	0.6
Other intangible assets, indefinite lived, gross	151
Accumulated Amortization	(0.2)
Net	0.4
Other intangible assets, indefinite lived, net	151
Integrated Software system [Member]
Components of other intangible assets
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	11
Accumulated Amortization	(4.3)
Net	$ 6.7

Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Acquired Intangible Assets [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
Remainder of 2013	$ 16.7
2014	22.2
2015	22.2
2016	22.2
2017	22.1
Integrated Software System [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
Remainder of 2013	1.6
2014	2.2
2015	2.2
2016	$ 0.7

Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Intangible Assets (Textual) [Abstract]
Aggregate intangible amortization charged to comprehensive income (loss)	$ 6.1	$ 6.1

Accrued Expenses and Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Product returns	$ 45	$ 46	$ 51.4	$ 55.6
Rebates, credits and discounts due to customers	12.2	10.3
Insurance	10.7	9.2
Taxes payable	9.5	8.7
Vacation pay	4.8	4.4
Interest	4.7	13.2
Salaries and wages	3.5	2.6
Bonuses and profit sharing	2.7	5.7
Professional fees	1.5	3.2
Other	12.1	12.2
Accrued expenses and other current liabilities, total	$ 106.7	$ 115.5

Product Returns Liability (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Changes in Holdings' product returns accrual
Beginning of period	$ 46	$ 55.6
Cost of unsalvageable parts	(11.2)	(14.9)
Reduction to sales, net of salvage	10.2	10.7
End of period	$ 45	$ 51.4

Product Returns Liability (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2013 Minimum [Member]
Product Returns Liability (Textual) [Abstract]
Customers rights to return excess quantities		5.00%	3.00%
Product return reserves for former customer	$ 3

Pension (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Component of net periodic pension expense
Service cost	$ 0.2	$ 0.2
Interest cost	2.9	3.2
Expected return on plan assets	(4)	(3.9)
Amortization of prior service costs and unrecognized loss	1
Net periodic pension benefit cost	$ 0.1	$ (0.5)

Pension (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Pension (Textual) [Abstract]
Reduced pension liabilities	$ 13.9
Reduced pension liabilities, net of income tax	$ 8.6

Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jan. 26, 2011
Summarized debt
Senior Secured Term Loan Facility	$ 292.6	$ 294
Senior Notes	400	400	400
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.8)	(0.9)
Total	692.6	693.9
Less:
Current maturities	2.5	3.2
Long-term debt	$ 690.1	$ 690.7

Debt (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Sep. 17, 2012
Schedule of future repayments of debt outstanding
Remainder of 2013	$ 1.7
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400
Total	$ 693.4	$ 0.5

Debt (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Summary of net interest expense
Original issue discounts	$ 0.1	$ 0.1
Total interest expense	13.5	13.9
Interest income
Interest expense, net	13.5	13.9
Senior Secured Term Loan Facility [Member]
Summary of net interest expense
Interest expense	4	4.1
Amortization Debt issue costs	0.3	0.3
Senior Notes [Member]
Summary of net interest expense
Interest expense	8.6	8.6
Amortization Debt issue costs	0.3	0.3
Senior Secured Revolving Credit Facility [Member]
Summary of net interest expense
Amortization Debt issue costs	0.1	0.1
Other Debt [Member]
Summary of net interest expense
Interest expense	$ 0.1	$ 0.4

Debt (Details Textual) In Millions, unless otherwise specified	3 Months Ended									1 Months Ended							3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Sep. 17, 2012 USD ($)	Jan. 26, 2011 USD ($)	Mar. 31, 2013 Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Jan. 25, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] EUR (€)	Mar. 31, 2013 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member]
Debt (Textual) [Abstract]
Senior Secured Credit Facilities								$ 375	$ 300				$ 75	$ 3		€ 2.3
Issuance cost of the Senior Secured Credit Facilities										9.5							13
Borrowings outstanding under credit facilities						0	0				8	8		0	0
Availability of senior secured revolving facility											67
Interest percentage	2.00%																	8.63%
Capital lease obligations	0.3		0.3
Loan amount	693.4			0.5
Maturity period of loan	5 years
Annual principal payments	0.1
Debt (Additional Textual) [Abstract]
Prepayment based upon excess cash flow by Holdings	1.4
Percentage excess cash flow, mandatory prepayments	50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt	25.00%
Leverage Ratio	2
Aggregate principal amount of senior notes	400		400		400
Capitalized interest	$ 0.3	$ 0

Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013 Sites
Contingencies (Textual) [Abstract]
Remediation settlement costs	$ 0.2
Number of Sites	5
Completed remediation activities at manufacturing site	2
New Jersey Site and California [Member] | Maximum [Member]
Contingencies (Textual) [Abstract]
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site	1.2
Former Manufacturing Site [Member]
Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Wisconsin Site [Member] | Maximum [Member]
Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Kentucky Site [Member]
Contingencies (Textual) [Abstract]
Estimated settlement cost	$ 0.1

Contingencies (Details Textual 1) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Apr. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 08, 2012 Defendant
Contingencies (Textual) [Abstract]
Provision for settlement agreement	$ 7.8
Number of defendants executed a settlement agreement				2
Post-trail costs			$ 0.5
Expiry period of appeal		Dec 28, 2012

Contingencies (Details Textual 2) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Sep. 30, 2012 MXN Claims	Mar. 31, 2013 USD ($)	Mar. 31, 2013 MXN
Contingencies (Textual) [Abstract]
Outstanding receivables			27	$ 2.2
Number of claims			3
Amount of total claims pending				0.3	3.7
Amount of total claims agreed to refund				0.3	3.7
Refund payment received	0.7	8.2
Interest on loss contingency refund received	0.3	3.3
Inflation on loss contingency refund received	$ 0.1	1.2

Contingencies (Details Textual 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Contingencies (Textual) [Abstract]
Recorded estimated costs	$ 1.2
Provision recorded related to matter	0
Payment of costs related to matter	0.5
Remaining accrual of costs related to matter	0.7
Insurance coverage claims	0.5
Insurance Recovery	$ 0

Related Party Transactions (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Recharges of Services [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Recharges of Services [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Recharges of Services [Member] Reynolds Group Holding Limited [Member]	Mar. 31, 2013 Joint Services Agreement [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Joint Services Agreement [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Sale of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Sale of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Purchase of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Purchase of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Purchase of Goods [Member] Champion Laboratories, Inc. [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Purchase of Goods [Member] Champion Laboratories, Inc. [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Recharges for Professional Services [Member] Rank Group [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values			$ (4,100,000)	$ (2,500,000)	$ (200,000)	$ (1,500,000)	$ (1,300,000)	$ (19,600,000)	$ (6,000,000)	$ (400,000)	$ (100,000)	$ (600,000)	$ (200,000)	$ (100,000)
Related party payable, Balance outstanding	581,000	734,000			300,000							300,000	700,000
Related party receivable, Balance outstanding	$ (24,721,000)	$ (19,872,000)	$ (4,300,000)	$ (2,700,000)		$ (1,500,000)	$ (600,000)	$ (19,500,000)	$ (17,300,000)	$ (600,000)	$ (700,000)

Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			1 Months Ended
	Mar. 31, 2013 Business	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Successor [Member]	Jul. 31, 2011 UCI International and Autoparts Holding [Member] Autoparts Holdings [Member]
Related Party Transactions (Textual) [Abstract]
Costs incurred		$ 8.9	$ 5.7
Initial term of agreement				1 year
Additional renewal period				1 year
Agreement termination period due to prior written notice				120 days
Related Party Transactions (Additional Textual) [Abstract]
Number of related businesses	2
Percentage of transfer price mark up	10.00%

Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net sales by region
Net sales	$ 245,857	$ 261,631
United States [Member]
Net sales by region
Net sales	207,700	222,600
Canada [Member]
Net sales by region
Net sales	7,700	7,600
Mexico [Member]
Net sales by region
Net sales	5,600	6,400
United Kingdom [Member]
Net sales by region
Net sales	4,200	4,200
France [Member]
Net sales by region
Net sales	4,000	3,600
Germany [Member]
Net sales by region
Net sales	2,400	2,100
China [Member]
Net sales by region
Net sales	1,800	1,500
Spain [Member]
Net sales by region
Net sales	1,800	1,300
Other [Member]
Net sales by region
Net sales	$ 10,600	$ 12,300

Geographic Information (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Net long-lived assets by region
Net long-lived assets by region	$ 883.4	$ 890.1
United States [Member]
Net long-lived assets by region
Net long-lived assets by region	807.4	812.7
China [Member]
Net long-lived assets by region
Net long-lived assets by region	45	45.1
Spain [Member]
Net long-lived assets by region
Net long-lived assets by region	19.6	20.5
Mexico [Member]
Net long-lived assets by region
Net long-lived assets by region	10.7	10.8
Other [Member]
Net long-lived assets by region
Net long-lived assets by region	$ 0.7	$ 1

Fair Value Accounting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2013 Economic Development Loan [Member]	Dec. 31, 2012 Economic Development Loan [Member]	Mar. 31, 2013 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2012 Level 2 [Member] Senior Notes [Member]	Mar. 31, 2013 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Level 2 [Member] Senior Secured Term Loan Facility [Member]
Fair Value Accounting (Textual) [Abstract]
Maturity period of cash equivalents	90 days
Long-term debt fair value		$ 0.5	$ 0.5	$ 414.5	$ 399	$ 294	$ 296.2

Other Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash payments for interest and income taxes (net of refunds)
Interest	$ 21.5	$ 21.8
Income taxes (net of refunds)	$ 0.5	$ 2.3

Other Information (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Other Information (Textual) [Abstract]
Interest	$ 21,500,000	$ 21,800,000
Shares authorized	1,002		1,002
Shares issued	1,002		1,002
Shares outstanding	1,002		1,002
Other Information (Additional Textual) [Abstract]
Foreign cash balances	9,900,000		12,400,000
Income tax (expense) benefit	2,190,000	(5,394,000)
Receivable balances	116,600,000		140,800,000
Effective tax rate	30.10%	44.00%
Pre-tax income	$ (7,247,000)	$ 12,247,000
Percentage of total net sales to a single customer	29.10%	33.00%

Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 69,765	$ 78,917	$ 69,681	$ 67,697
Intercompany receivables-current
Accounts receivable, net	217,931	227,542
Related party receivables	24,721	19,872
Inventories	177,112	175,291
Deferred tax assets	28,297	28,877
Other current assets	34,168	27,105
Total current assets	551,994	557,604
Property, plant and equipment, net	160,795	160,174
Investment in subsidiaries
Goodwill	308,675	309,102
Other intangible assets, net	393,391	399,585
Intercompany receivables non-current
Deferred financing costs, net	16,784	17,483
Other long-term assets	3,742	3,732
Total assets	1,435,381	1,447,680
Current liabilities
Accounts payable	133,347	132,803
Current maturities of long-term debt	2,485	3,177
Related party payables	581	734
Intercompany payables-current
Accrued expenses and other current liabilities	106,695	115,453
Total current liabilities	243,108	252,167
Long-term debt, less current maturities	690,064	690,748
Pension and other post-retirement liabilities	119,421	120,093
Deferred tax liabilities	113,820	110,965
Intercompany payables-non-current
Other long-term liabilities	2,367	2,546
Total shareholder's equity (deficit)	266,601	271,161	290,673	265,651
Total liabilities and shareholder's equity (deficit)	1,435,381	1,447,680
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables-current	(208,538)	(209,524)
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets
Other current assets
Total current assets	(208,538)	(209,524)
Property, plant and equipment, net
Investment in subsidiaries	(1,087,470)	(1,088,248)
Goodwill
Other intangible assets, net
Intercompany receivables non-current	(8,591)	(8,577)
Deferred financing costs, net
Other long-term assets
Total assets	(1,304,599)	(1,306,349)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables-current	(208,538)	(209,525)
Accrued expenses and other current liabilities		1
Total current liabilities	(208,538)	(209,524)
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables-non-current	(8,591)	(8,577)
Other long-term liabilities
Total shareholder's equity (deficit)	(1,087,470)	(1,088,248)
Total liabilities and shareholder's equity (deficit)	(1,304,599)	(1,306,349)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1
Intercompany receivables-current
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets
Other current assets
Total current assets	1	1
Property, plant and equipment, net
Investment in subsidiaries	266,616	271,176
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets
Total assets	266,617	271,177
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	15	16
Intercompany payables-current
Accrued expenses and other current liabilities	1
Total current liabilities	16	16
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	266,601	271,161
Total liabilities and shareholder's equity (deficit)	266,617	271,177
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	37,548	61,565	33,616	16
Intercompany receivables-current	170,592	165,519
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets	1,447	1,588
Other current assets	504	522
Total current assets	210,091	229,194
Property, plant and equipment, net
Investment in subsidiaries	726,065	722,420
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net	16,784	17,483
Other long-term assets
Total assets	952,940	969,097
Current liabilities
Accounts payable
Current maturities of long-term debt	2,314	3,000
Related party payables
Intercompany payables-current
Accrued expenses and other current liabilities	5,605	15,389
Total current liabilities	7,919	18,389
Long-term debt, less current maturities	689,404	690,079
Pension and other post-retirement liabilities
Deferred tax liabilities	(10,999)	(10,547)
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	266,616	271,176
Total liabilities and shareholder's equity (deficit)	952,940	969,097
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	22,299	4,921	22,841	55,575
Intercompany receivables-current	21,213	22,536
Accounts receivable, net	198,036	210,462
Related party receivables	24,721	19,872
Inventories	147,341	150,045
Deferred tax assets	25,673	26,228
Other current assets	25,446	18,175
Total current assets	464,729	452,239
Property, plant and equipment, net	119,642	118,551
Investment in subsidiaries	94,789	94,652
Goodwill	278,825	278,570
Other intangible assets, net	385,912	391,771
Intercompany receivables non-current	8,591	8,577
Deferred financing costs, net
Other long-term assets	3,123	3,145
Total assets	1,355,611	1,347,505
Current liabilities
Accounts payable	109,828	108,067
Current maturities of long-term debt	166	177
Related party payables	202	27
Intercompany payables-current	188,408	188,358
Accrued expenses and other current liabilities	90,839	90,742
Total current liabilities	389,443	387,371
Long-term debt, less current maturities	626	669
Pension and other post-retirement liabilities	118,829	119,501
Deferred tax liabilities	119,293	116,012
Intercompany payables-non-current
Other long-term liabilities	1,355	1,532
Total shareholder's equity (deficit)	726,065	722,420
Total liabilities and shareholder's equity (deficit)	1,355,611	1,347,505
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	9,917	12,430	13,224	12,106
Intercompany receivables-current	16,733	21,469
Accounts receivable, net	19,895	17,080
Related party receivables
Inventories	29,771	25,246
Deferred tax assets	1,177	1,061
Other current assets	8,218	8,408
Total current assets	85,711	85,694
Property, plant and equipment, net	41,153	41,623
Investment in subsidiaries
Goodwill	29,850	30,532
Other intangible assets, net	7,479	7,814
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets	619	587
Total assets	164,812	166,250
Current liabilities
Accounts payable	23,519	24,736
Current maturities of long-term debt	5
Related party payables	364	691
Intercompany payables-current	20,130	21,167
Accrued expenses and other current liabilities	10,250	9,321
Total current liabilities	54,268	55,915
Long-term debt, less current maturities	34
Pension and other post-retirement liabilities	592	592
Deferred tax liabilities	5,526	5,500
Intercompany payables-non-current	8,591	8,577
Other long-term liabilities	1,012	1,014
Total shareholder's equity (deficit)	94,789	94,652
Total liabilities and shareholder's equity (deficit)	$ 164,812	$ 166,250

Guarantor and Non-Guarantor Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 245,857	$ 261,631
Cost of sales	198,625	194,634
Gross profit	47,232	66,997
Operating expenses
Selling and warehousing	(18,080)	(17,598)
General and administrative	(15,725)	(15,708)
Amortization of acquired intangible assets	(5,544)	(5,526)
Restructuring costs, net (Note 2)	(320)	4
Antitrust litigation costs (Note 10)	(24)	(530)
Operating income (loss)	7,539	27,639
Other expense
Interest expense, net (Note 9)	(13,455)	(13,868)
Miscellaneous, net	(1,331)	(1,524)
Income (loss) before income taxes	(7,247)	12,247
Income tax (expense) benefit	2,190	(5,394)
Net income (loss) before equity in earnings of subsidiaries	(5,057)	6,853
Net income (loss)	(5,057)	6,853
Comprehensive income (loss)	(4,560)	25,022
Eliminations [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	(27,988)	(29,753)
Cost of sales	(27,988)	(29,753)
Other expense
Equity in earnings of subsidiaries	1,764	(22,540)
Net income (loss)	1,764	(22,540)
Comprehensive income (loss)	(3,955)	(81,211)
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
General and administrative		(8)
Operating income (loss)		(8)
Other expense
Miscellaneous, net	1
Income (loss) before income taxes	1	(8)
Net income (loss) before equity in earnings of subsidiaries	1	(8)
Equity in earnings of subsidiaries	(5,058)	6,861
Net income (loss)	(5,057)	6,853
Comprehensive income (loss)	300	44,624
Issuer UCI International [Member]
Operating expenses
General and administrative	(5,002)	(3,171)
Operating income (loss)	(5,002)	(3,171)
Other expense
Interest expense, net (Note 9)	(13,482)	(13,838)
Intercompany interest	5,568	5,568
Income (loss) before income taxes	(12,916)	(11,441)
Income tax (expense) benefit	4,711	4,010
Net income (loss) before equity in earnings of subsidiaries	(8,205)	(7,431)
Equity in earnings of subsidiaries	3,147	14,292
Net income (loss)	(5,058)	6,861
Comprehensive income (loss)	(4,561)	25,030
Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	232,453	249,734
Cost of sales	189,415	187,979
Gross profit	43,038	61,755
Operating expenses
Selling and warehousing	(16,509)	(15,775)
General and administrative	(9,335)	(11,478)
Amortization of acquired intangible assets	(5,310)	(5,295)
Restructuring costs, net (Note 2)	(44)	(406)
Antitrust litigation costs (Note 10)	(24)	(530)
Operating income (loss)	11,816	28,271
Other expense
Interest expense, net (Note 9)	(4)	(16)
Intercompany interest	(5,489)	(5,479)
Miscellaneous, net	(1,328)	(1,524)
Income (loss) before income taxes	4,995	21,252
Income tax (expense) benefit	(1,995)	(8,347)
Net income (loss) before equity in earnings of subsidiaries	3,000	12,905
Equity in earnings of subsidiaries	147	1,387
Net income (loss)	3,147	14,292
Comprehensive income (loss)	3,644	32,461
Non-Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	41,392	41,650
Cost of sales	37,198	36,408
Gross profit	4,194	5,242
Operating expenses
Selling and warehousing	(1,571)	(1,823)
General and administrative	(1,388)	(1,051)
Amortization of acquired intangible assets	(234)	(231)
Restructuring costs, net (Note 2)	(276)	410
Operating income (loss)	725	2,547
Other expense
Interest expense, net (Note 9)	31	(14)
Intercompany interest	(79)	(89)
Miscellaneous, net	(4)
Income (loss) before income taxes	673	2,444
Income tax (expense) benefit	(526)	(1,057)
Net income (loss) before equity in earnings of subsidiaries	147	1,387
Net income (loss)	147	1,387
Comprehensive income (loss)	$ 12	$ 4,118

Guarantor and Non-Guarantor Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	$ (650)	$ 11,888
Cash flows from investing activities:
Capital expenditures	(7,284)	(10,728)
Proceeds from sale of property, plant and equipment	21	1,394
Net cash provided by (used in) investing activities	(7,263)	(9,334)
Cash flows from financing activities:
Debt repayments	(1,452)	(825)
Change in intercompany indebtedness
Net cash provided by (used in) financing activities	(1,452)	(825)
Effect of exchange rate changes on cash	213	255
Net increase (decrease) in cash and cash equivalents	(9,152)	1,984
Cash and cash equivalents at beginning of period	78,917	67,697
Cash and cash equivalents at end of period	69,765	69,681
Eliminations [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Debt repayments
Change in intercompany indebtedness
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Debt repayments
Change in intercompany indebtedness
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	1
Issuer UCI International [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(22,581)	(16,861)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Debt repayments	(1,436)	(750)
Change in intercompany indebtedness		51,211
Net cash provided by (used in) financing activities	(1,436)	50,461
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(24,017)	33,600
Cash and cash equivalents at beginning of period	61,565	16
Cash and cash equivalents at end of period	37,548	33,616
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	23,884	25,137
Cash flows from investing activities:
Capital expenditures	(6,504)	(9,445)
Proceeds from sale of property, plant and equipment		2
Net cash provided by (used in) investing activities	(6,504)	(9,443)
Cash flows from financing activities:
Debt repayments	(16)	(75)
Change in intercompany indebtedness	14	(48,353)
Net cash provided by (used in) financing activities	(2)	(48,428)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	17,378	(32,734)
Cash and cash equivalents at beginning of period	4,921	55,575
Cash and cash equivalents at end of period	22,299	22,841
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(1,953)	3,612
Cash flows from investing activities:
Capital expenditures	(780)	(1,283)
Proceeds from sale of property, plant and equipment	21	1,392
Net cash provided by (used in) investing activities	(759)	109
Cash flows from financing activities:
Debt repayments
Change in intercompany indebtedness	(14)	(2,858)
Net cash provided by (used in) financing activities	(14)	(2,858)
Effect of exchange rate changes on cash	213	255
Net increase (decrease) in cash and cash equivalents	(2,513)	1,118
Cash and cash equivalents at beginning of period	12,430	12,106
Cash and cash equivalents at end of period	$ 9,917	$ 13,224